Rotable spare parts, furniture and equipment, net - Additional Information (Details) $ in Thousands, $ in Thousands					1 Months Ended					3 Months Ended	12 Months Ended
	Dec. 28, 2017 aircraft	Aug. 16, 2013 engine	Aug. 27, 2012 USD ($)	Aug. 27, 2012 MXN ($)	Dec. 31, 2017 USD ($) aircraft	Dec. 31, 2017 MXN ($) aircraft	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MXN ($)	Nov. 30, 2015 engine	Dec. 31, 2016 MXN ($) engine item	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($) aircraft	Dec. 31, 2016 USD ($) engine	Dec. 31, 2016 MXN ($) engine	Dec. 31, 2015 MXN ($)	Dec. 31, 2011 aircraft
Rotable spare parts, furniture and equipment, net
Depreciation expense | $												$ 496,291		$ 496,253	$ 425,439
Number of aircraft purchased	80
Number of spare engines purchased | engine									3	2			2	2
Number of aircraft engines to be provided maintenance services | engine									16
Credit notes received					$ 3,060	$ 58,530
Accumulated amortization of credit notes | $						$ 1,219						1,219
Number of aircraft to be delivered					29	29
Amounts paid for aircraft and spare engines											$ 127,778	$ 2,521,752		$ 2,198,697	1,403,863
Total number of aircraft to be delivered						109						109
Term of aircraft delivery agreement											9 years	9 years
Within one year
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered						4						4
Between one year and two years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered						7						7
Between two and three years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered						12						12
Between three and four years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered						6						6
Between four and five years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered						13						13
Between five and six years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered						18						18
Between six and seven years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered						9						9
Between seven and eight years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered						15						15
Between eight and nine years
Rotable spare parts, furniture and equipment, net
Total number of aircraft to be delivered						25						25
Lufthansa Technik AG
Rotable spare parts, furniture and equipment, net
Credit notes received			$ 3,500	$ 46,461
Accumulated amortization of credit notes | $						$ 6,580		$ 9,292		$ 9,292		$ 6,580		9,292	$ 9,292
Term of total support agreement			5 years	5 years
Lufthansa Technik AG - December 2016 Agreement
Rotable spare parts, furniture and equipment, net
Credit notes received							$ 1,500	$ 28,110
Accumulated amortization of credit notes | $						$ 1,961						1,961
Term of total support agreement							66 months	66 months
A320 model
Rotable spare parts, furniture and equipment, net
Number of aircraft purchased																44
A320CEO model
Rotable spare parts, furniture and equipment, net
Number of aircraft purchased																14
Number of engines purchased | engine		14
Number of spare engines purchased | engine		1
A320NEO model
Rotable spare parts, furniture and equipment, net
Number of aircraft purchased	46															30
Number of engines purchased | engine		30
Number of spare engines purchased | engine		6							2
Number of aircraft engines to be provided maintenance services | engine									10
A321NEO model
Rotable spare parts, furniture and equipment, net
Number of aircraft purchased	34
Number of spare engines purchased | engine									1
Number of aircraft engines to be provided maintenance services | engine									6
Pre-delivery payments
Rotable spare parts, furniture and equipment, net
Amounts paid for aircraft and spare engines											$ 90,000	1,707,805	$ 82,700	1,345,081
Aircraft spare engines
Rotable spare parts, furniture and equipment, net
Depreciation expense | $												$ 16,795		$ 1,337
Amounts paid for aircraft and spare engines | $										$ 323,025
Number of major components | item										2
Estimated useful lives (in years)										25 years
Limited life parts
Rotable spare parts, furniture and equipment, net
Estimated useful lives (in years)										12 years